Cash and Cash Equivalents and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Repayment of principal and interest	$ 39,854
Acquisition of property plant and equipment and intangibles assets	12,021
Capital expenditures classified as operating activities	26,353
Capital expenditures classified as financing	10,950
Disposal of assets	$ 5,791	$ 3,091	$ 2,205